Investment Objectives and Goals - PACE Global Real Estate Securities Investments	Jul. 22, 2026
Class A Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Global Real Estate Securities Investments
Class P Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Global Real Estate Securities Investments
Class P2 Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Global Real Estate Securities Investments